Consolidated statements of financial position - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Non-current assets
Goodwill	€ 43,158	€ 44,155	€ 18,726
Intangible assets	31,464	37,875	31,668
Property, plant & equipment	95,400	94,276	84,451
Right-of-use assets	8,102	8,420	9,054
Deferred tax assets	2,797	1,186	227
Investments in convertible loans	3,744	3,494	3,560
Investments in non-listed equity instruments	0	307	399
Other non-current assets	5,501	5,136	7,519
Total non-current assets	190,166	194,847	155,604
Current assets
Inventories and contracts in progress	17,034	16,081	11,295
Trade receivables	52,698	51,043	41,541
Other current assets	9,160	8,424	8,940
Cash and cash equivalents	127,573	140,867	196,028
Total current assets	206,465	216,414	257,804
Total assets	396,630	411,262	413,408
Equity
Share capital	4,487	4,487	4,489
Share premium	233,942	233,895	233,872
Retained earnings	5,564	(1,158)	965
Other reserves	(7,346)	(8,268)	(6,749)
Equity attributable to the owners of the parent	236,646	228,955	232,577
Non-controlling interest	(53)	(28)	1
Total equity	236,594	228,928	232,578
Non-current liabilities
Loans & borrowings	33,582	55,873	72,637
Lease liabilities	5,333	5,147	5,268
Deferred tax liabilities	3,725	4,312	4,371
Deferred income	10,701	9,277	4,952
Other non-current liabilities	1,745	1,611	2,167
Total non-current liabilities	55,086	76,220	89,395
Current liabilities
Loans & borrowings	22,873	17,058	17,849
Lease liabilities	2,610	2,902	3,353
Trade payables	21,196	23,230	20,171
Tax payables	1,777	1,246	783
Deferred income	40,791	41,721	33,307
Other current liabilities	15,703	19,957	15,972
Total current liabilities	104,950	106,114	91,435
Total equity and liabilities	€ 396,630	€ 411,262	€ 413,408